Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ (302,598)	$ (46,375)	¥ (148,164)	¥ (112,942)
Cash flows (used in)/provided by investing activities	164,667	25,236	100,246	(417,716)
Cash flows provided by/(used in) financing activities	4,285	657	(16,344)	443,978
Effect of exchange rate changes on cash	(10,829)	(1,660)	2,522	14,919
Cash, cash equivalents and restricted cash at the beginning of year	282,982	43,369	344,722	416,483
Cash, cash equivalents and restricted cash at the end of year	138,507	21,227	282,982	344,722
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	(13,448)	(2,061)	(11,422)	(6,722)
Cash flows (used in)/provided by investing activities	18,176	2,786	(119,440)	(362,380)
Cash flows provided by/(used in) financing activities	4,285	657	(16,344)	438,923
Effect of exchange rate changes on cash	(8,153)	(1,250)	2,121	360
Net increase/(decrease) in cash and cash equivalents	860	132	(145,085)	70,181
Cash, cash equivalents and restricted cash at the beginning of year	2,028	311	147,113	76,932
Cash, cash equivalents and restricted cash at the end of year	¥ 2,888	$ 443	¥ 2,028	¥ 147,113